Schedule of Realized Capital Gains (Losses) by Asset Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	$ (20,554)	$ 66,332	$ 1,639
Fixed income securities
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	(1,306)	5,436	(17,145)
Equity securities
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	(16,364)	799	(5,570)
Mortgage loans
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	466	1,128
Limited partnership interests
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	(3,895)	6,451	590
Derivative instruments
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	638	52,506	23,781
Short-term investments
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	$ (93)	$ 12	$ (17)